Summary of Significant Accounting Policies - Reclassifications of Accumulated Other Comprehensive Loss Items (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Unrealized holding gain (loss) on securities available for sale during the year, Pre-tax	$ 11,743	$ (12,120)	$ 2,788
Unrealized holding gain (loss) on securities available for sale during the year, Tax	(4,796)	4,950	(1,139)
Unrealized holding gain (loss) on securities available for sale during the year, After-tax	6,947	(7,170)	1,649
Reclassification adjustment for net gain included in net income, Pre-tax	(50)	(3,500)	(151)
Reclassification adjustment for net gain included in net income, Tax	20	1,429	63
Reclassification adjustment for net gain included in net income, After-tax	(30)	(2,071)	(88)
Net unrealized (loss) gain on securities available for sale, Pre-tax	11,693	(15,620)	2,637
Net unrealized (loss) gain on securities available for sale, Tax	(4,776)	6,379	(1,076)
Net unrealized (loss) gain on securities available for sale, After-tax	$ 6,917	$ (9,241)	$ 1,561